Expense Example - Great-West International Value Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	L 1 Year	L 3 Years	L 5 Years	L 10 Years
USD ($)	72	224	390	871	109	340	590	1,306	134	463	814	1,806